Cover	May 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2026
Entity File Number	001-42708
Entity Registrant Name	AXIOM INTELLIGENCE ACQUISITION CORP 1
Entity Central Index Key	0002057030
Entity Tax Identification Number	98-1849669
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	89 Nexus Way
Entity Address, Address Line Two	Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9009
City Area Code	763
Local Phone Number	343 8772
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right.
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	AXINU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AXIN
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	AXINR
Security Exchange Name	NASDAQ